SCHEDULE OF RESTRICTED STOCK AWARD (Details) - Restricted Stock [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock Awards, Vested	1,370	1,370	29
Number of Restricted Stock Awards, Non-vested			894